Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales to related parties	$ 0	$ 1,063	$ 1,275
Services from related parties	$ 0	$ 311	$ 170